Income Taxes - Summary of Movements in Temperory Differences (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	$ (2,635)
Recognized in equity	(256)	$ (6,826)
Total	(2,384)	(2,635)
Right-of-use assets	5,606	9,353	$ 15,146
US
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	24,359
Datum Consulting Group, LLC
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	6,470
Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	23,631	22,406
Recognized in earnings	(10,251)	1,215
Recognized in equity	0	10
Total	13,380	23,631
Increase (decrease) through business combinations, deferred tax liability (asset)	0	0
Increase (decrease) through net exchange differences, deferred tax liability (asset)	0	0
Deferred Tax Assets | Losses available for carryforward and other tax deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	18,240	17,268
Recognized in earnings	(8,308)	972
Recognized in equity	0	0
Total	9,932	18,240
Increase (decrease) through business combinations, deferred tax liability (asset)	0	0
Increase (decrease) through net exchange differences, deferred tax liability (asset)	0	0
Deferred Tax Assets | Lease liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(4,907)	(4,562)
Recognized in earnings	(1,854)	345
Recognized in equity	0	0
Total	(3,053)	(4,907)
Increase (decrease) through business combinations, deferred tax liability (asset)	0	0
Increase (decrease) through net exchange differences, deferred tax liability (asset)	0	0
Deferred Tax Assets | Deferred financing costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	484	576
Recognized in earnings	(89)	(102)
Recognized in equity	0	10
Total	395	484
Increase (decrease) through business combinations, deferred tax liability (asset)	0	0
Increase (decrease) through net exchange differences, deferred tax liability (asset)	0	0
Deferred Tax Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(26,266)	(25,121)
Recognized in earnings	10,507	5,611
Recognized in equity	0	0
Total	(15,764)	(26,266)
Increase (decrease) through business combinations, deferred tax liability (asset)	0	(6,519)
Increase (decrease) through net exchange differences, deferred tax liability (asset)	5	(237)
Deferred Tax Liabilities | Intangibles and goodwill
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(16,140)	(15,439)
Recognized in earnings	7,652	6,055
Recognized in equity	0	0
Total	(8,493)	(16,140)
Increase (decrease) through business combinations, deferred tax liability (asset)	0	(6,519)
Increase (decrease) through net exchange differences, deferred tax liability (asset)	5	(237)
Deferred Tax Liabilities | Tax credits and other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(7,580)	(6,659)
Recognized in earnings	1,794	(921)
Recognized in equity	0	0
Total	(5,786)	(7,580)
Increase (decrease) through business combinations, deferred tax liability (asset)	0	0
Increase (decrease) through net exchange differences, deferred tax liability (asset)	0	0
Right-of-use assets [member] | Right-of-use assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized in earnings	(1,061)	(477)
Recognized in equity	0	0
Increase (decrease) through business combinations, deferred tax liability (asset)	0	0
Increase (decrease) through net exchange differences, deferred tax liability (asset)	0	0
Right-of-use assets	1,485	2,546	$ 3,023
Net Carrying Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(2,635)	(2,715)
Recognized in earnings	256	6,826
Recognized in equity	0	10
Total	(2,384)	(2,635)
Increase (decrease) through business combinations, deferred tax liability (asset)	0	(6,519)
Increase (decrease) through net exchange differences, deferred tax liability (asset)	$ 5	$ (237)